Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

NOTE 6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Significant components of accounts payable and accrued liabilities were as follows:

	June 30, 2020	December 31, 2019

Accounts payable	$313,045	$102,112
Accrued expenses	12,130	5,797
Accrued credit card payables	14,950	32,395
Other accrued liabilities	-	12,922
	$340,125	$153,226

NOTE 7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Significant components of accounts payable and accrued liabilities were as follows:

	December 31, 2019	December 31, 2018

Accounts payable	$102,112	$14,888
Accrued expenses	5,797	65,302
Accrued credit card payables	32,395	18,464
Other accrued liabilities	12,922	-
	$153,226	$98,654